Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Canadian	$ 220	$ 93
Foreign	1,728	913
Income before income taxes, Total	$ 1,948	$ 1,006